March 4, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Smith Barney World Funds, Inc. (the "Registrant")
	File No. 33-39564


Dear Sirs:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information and the prospectus for each of the following series of the Registrant do not differ from those contained in Post-Effective Amendment No. 20 filed on February 27, 1998.

	1. Emerging Markets Portfolio
	2. European Portfolio
	3. Global Government Bond Portfolio
	4. International Balanced Portfolio
	5. International Equity Portfolio (Class Z shares)
	6. Pacific Portfolio

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,


/s/ Nancy W. Le Donne
Nancy W. Le Donne
Assistant Secretary